                     CLASS A, CLASS B AND CLASS C SHARES OF

                          AIM DIVERSIFIED DIVIDEND FUND

                       Supplement dated September 23, 2003
                       to the Prospectus dated May 2, 2003
                as supplemented June 12, 2003 and August 14, 2003


This supplement supercedes and replaces in their entirety supplements dated June 12, 2003 and August 14, 2003.

Effective October 1, 2003, the following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE -- FEE TABLE -- ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

"ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
 from fund assets)                  CLASS A           CLASS B          CLASS C
--------------------------------------------------------------------------------
Management Fees                       0.75%             0.75%            0.75%

Distribution and/or
Service (12b-1) Fees                  0.35              1.00             1.00

Other Expenses                        3.16              3.16             3.16

Total Annual Fund
Operating Expenses                    4.26              4.91             4.91

Fee Waivers(4), (5)                   2.76              2.76             2.76

Net Expenses                          1.50              2.15             2.15
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A to 1.50% (e.g. if AIM waives 2.76% of Class A expenses, AIM will also waive 2.76% of Class B and Class C expenses). The expense limitation agreement is in effect through October 31, 2004.

(5) The investment advisor has further agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 1.00% (e.g., if AIM waives 3.26% of Class A expenses, AIM will also waive 3.26% of Class B and Class C expenses). Total Annual Fund Operating Expenses for Class A, Class B, and Class C shares, restated for this agreement, are 1.00%, 1.65% and 1.65%, respectively. This agreement may be modified or terminated at any time.

You may also be charged a transaction or other fee by the financial institution managing your account.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

Effective August 18, 2003, the following replaced in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaced in its entirety the information appearing under the heading "PURCHASING SHARES -- MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                         INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans                  $    0 ($25 per AIM Fund                           $50
(includes section 401, 403 and 457 plans,                investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                    deferrals from Employer-
                                                         Sponsored Retirement
                                                         Plans)

Systematic Purchase Plan                                 50                                              50

IRA, Roth IRA, or Coverdell ESA                         250                                              50

All other accounts                                    1,000                                              50

------------------------------------------------------------------------------------------------------------------

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

------------------------------------------------------------------------------------------------------
SHAREHOLDERS INVESTED IN THE FOLLOWING               WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
     CLASSES OF THE INVESCO FUNDS:                          FOLLOWING CLASSES OF THE AIM FUNDS:
------------------------------------------------------------------------------------------------------
o    Investor Class Shares                          o   Class A Shares of Category I and II AIM Funds
                                                        and AIM Tax-Exempt Cash Fund
o    Class A Shares(1)
                                                    o   Class A3 Shares of all AIM Funds

                                                    o   AIM Cash Reserve Shares of AIM Money Market
                                                        Fund
------------------------------------------------------------------------------------------------------
o    Class B Shares                                 o   Class B Shares of all AIM Funds, with the
                                                        exception of AIM Floating Rate Fund

------------------------------------------------------------------------------------------------------
o    Class C Shares                                 o   Class C Shares of all AIM Funds, with the
                                                        exception of AIM Floating Rate Fund

------------------------------------------------------------------------------------------------------
o    Institutional Class Shares                     o   Institutional Class Shares of all AIM Retail
                                                        Funds
------------------------------------------------------------------------------------------------------
o    Class K Shares                                 o   There is currently no like class of shares
                                                        offered by the AIM Funds
------------------------------------------------------------------------------------------------------

------------------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

------------------------------------------------------------------------------------------------------
SHAREHOLDERS INVESTED IN THE FOLLOWING               WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
     CLASSES OF THE AIM FUNDS:                            FOLLOWING CLASSES OF THE INVESCO FUNDS:
------------------------------------------------------------------------------------------------------
o    Class A Shares of all AIM Funds, with             o    Class A Shares of all INVESCO Funds(2)
     the exception of Class A Shares of
     Category III Funds purchased at net
     asset value

o    Class A3 Shares of the AIM Funds

o    AIM Cash Reserve Shares of AIM Money
     Market Fund
------------------------------------------------------------------------------------------------------
o    Class B Shares of all AIM Funds                   o    Class B Shares of all INVESCO Funds
------------------------------------------------------------------------------------------------------
o    Class C Shares of all AIM Funds                   o    Class C Shares of all INVESCO Funds
------------------------------------------------------------------------------------------------------
o    Institutional Class Shares of all AIM             o    Institutional Class Shares of all
     Retail Funds                                           INVESCO Funds
------------------------------------------------------------------------------------------------------
o    Class R Shares                                    o    There is currently no like class of
                                                            shares offered by the INVESCO Funds
------------------------------------------------------------------------------------------------------


--------------------
(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.